Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(1)	17,365	$ 2,009,999
Curtiss-Wright Corp.	9,874	1,374,066
Hexcel Corp.	21,629	1,118,652
Mercury Systems, Inc.(1)	14,832	602,179
Woodward, Inc.	15,473	1,241,863
		$ 6,346,759
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(1)	30,505	$ 1,069,505
		$1,069,505
Airlines — 0.1%
JetBlue Airways Corp.(1)	84,241	$558,518
		$558,518
Auto Components — 1.3%
Adient PLC(1)	24,383	$676,628
Dana, Inc.	32,811	375,030
Fox Factory Holding Corp.(1)	10,869	859,520
Gentex Corp.	60,469	1,441,581
Goodyear Tire & Rubber Co. (The)(1)	72,729	733,836
Lear Corp.	15,269	1,827,547
Visteon Corp.(1)	7,232	767,026
		$6,681,168
Automobiles — 0.4%
Harley-Davidson, Inc.	34,206	$1,193,105
Thor Industries, Inc.	14,024	981,400
		$2,174,505
Banks — 7.3%
Associated Banc-Corp.	39,208	$787,297
Bank of Hawaii Corp.	10,334	786,624
Bank OZK	28,600	1,131,416
Cadence Bank	46,924	1,192,339
Cathay General Bancorp	19,139	736,086
Commerce Bancshares, Inc.	28,056	1,856,185
Cullen/Frost Bankers, Inc.	16,492	2,180,572
East West Bancorp, Inc.	36,240	2,433,154
F.N.B. Corp.	90,200	1,046,320
First Financial Bankshares, Inc.	33,565	1,404,024
First Horizon Corp.	138,002	3,160,246
Fulton Financial Corp.	43,627	689,307
Glacier Bancorp, Inc.	28,365	1,393,572
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	22,044	$ 1,009,836
Home BancShares, Inc.	49,437	1,112,827
International Bancshares Corp.	13,606	578,255
Old National Bancorp	75,324	1,240,586
PacWest Bancorp	30,690	693,594
Pinnacle Financial Partners, Inc.	19,652	1,593,777
Prosperity Bancshares, Inc.	23,458	1,564,179
Synovus Financial Corp.	37,385	1,402,311
Texas Capital Bancshares, Inc.(1)	12,829	757,296
UMB Financial Corp.	11,181	942,447
Umpqua Holdings Corp.	55,820	953,964
United Bankshares, Inc.	34,611	1,237,343
Valley National Bancorp	108,078	1,167,242
Washington Federal, Inc.	16,800	503,664
Webster Financial Corp.	45,220	2,043,944
Wintrust Financial Corp.	15,749	1,284,331
		$36,882,738
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A(1)	2,487	$804,917
Celsius Holdings, Inc.(1)(2)	10,310	934,911
Coca-Cola Consolidated, Inc.	1,200	494,076
		$2,233,904
Biotechnology — 1.7%
Arrowhead Pharmaceuticals, Inc.(1)	27,630	$913,171
Exelixis, Inc.(1)	82,767	1,297,787
Halozyme Therapeutics, Inc.(1)	35,433	1,401,021
Neurocrine Biosciences, Inc.(1)	24,596	2,612,341
United Therapeutics Corp.(1)	11,706	2,451,002
		$8,675,322
Building Products — 2.4%
Builders FirstSource, Inc.(1)	40,138	$2,364,931
Carlisle Cos., Inc.	13,302	3,730,014
Lennox International, Inc.	8,292	1,846,380
Owens Corning	24,750	1,945,597
Simpson Manufacturing Co., Inc.	11,278	884,195
Trex Co., Inc.(1)	28,357	1,246,007
		$12,017,124
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	9,831	$1,099,597
Evercore, Inc., Class A	9,261	761,717
Federated Hermes, Inc., Class B	21,777	721,254
Interactive Brokers Group, Inc., Class A	26,449	1,690,356

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	34,082	$ 692,206
Jefferies Financial Group, Inc.	47,825	1,410,838
SEI Investments Co.	26,482	1,298,942
Stifel Financial Corp.	27,297	1,416,987
		$ 9,091,897
Chemicals — 2.3%
Ashland, Inc.	12,809	$ 1,216,471
Avient Corp.	21,983	666,085
Cabot Corp.	14,479	925,063
Chemours Co. (The)	39,897	983,461
Ingevity Corp.(1)	9,198	557,675
NewMarket Corp.	1,769	532,168
Olin Corp.	34,715	1,488,579
RPM International, Inc.	33,178	2,764,059
Scotts Miracle-Gro Co. (The), Class A	10,566	451,697
Sensient Technologies Corp.	10,984	761,631
Valvoline, Inc.	45,525	1,153,603
		$11,500,492
Commercial Services & Supplies — 1.4%
Brink's Co. (The)	12,150	$588,546
Clean Harbors, Inc.(1)	12,940	1,423,141
IAA, Inc.(1)	34,396	1,095,513
MillerKnoll, Inc.	19,970	311,532
MSA Safety, Inc.	9,458	1,033,570
Stericycle, Inc.(1)	23,706	998,260
Tetra Tech, Inc.	13,712	1,762,403
		$7,212,965
Communications Equipment — 0.8%
Calix, Inc.(1)	14,600	$892,644
Ciena Corp.(1)	38,500	1,556,555
Lumentum Holdings, Inc.(1)	17,745	1,216,775
ViaSat, Inc.(1)	19,488	589,122
		$4,255,096
Construction & Engineering — 1.9%
AECOM	35,914	$2,455,440
Dycom Industries, Inc.(1)	7,612	727,174
EMCOR Group, Inc.	12,691	1,465,557
Fluor Corp.(1)(2)	36,540	909,481
MasTec, Inc.(1)	14,696	933,196
MDU Resources Group, Inc.	52,296	1,430,296
Valmont Industries, Inc.	5,491	1,474,992
		$9,396,136
Security	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	9,692	$ 1,038,788
		$ 1,038,788
Consumer Finance — 0.4%
FirstCash Holdings, Inc.	9,798	$ 718,683
Navient Corp.	28,460	418,077
SLM Corp.	64,649	904,440
		$ 2,041,200
Containers & Packaging — 0.9%
AptarGroup, Inc.	16,803	$1,596,789
Greif, Inc., Class A	7,033	418,956
Silgan Holdings, Inc.	21,542	905,626
Sonoco Products Co.	25,076	1,422,561
		$4,343,932
Diversified Consumer Services — 1.0%
Graham Holdings Co., Class B	1,024	$550,892
Grand Canyon Education, Inc.(1)	8,220	676,095
H&R Block, Inc.	41,043	1,745,969
Service Corp. International	40,550	2,341,357
		$5,314,313
Diversified Financial Services — 0.3%
Voya Financial, Inc.	25,182	$1,523,511
		$1,523,511
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.(1)	57,500	$1,347,225
Iridium Communications, Inc.(1)	32,654	1,448,858
		$2,796,083
Electric Utilities — 1.4%
ALLETE, Inc.	14,892	$745,345
Hawaiian Electric Industries, Inc.	28,153	975,783
IDACORP, Inc.	13,002	1,287,328
OGE Energy Corp.	51,487	1,877,216
PNM Resources, Inc.	22,074	1,009,444
Portland General Electric Co.	22,951	997,450
		$6,892,566
Electrical Equipment — 2.1%
Acuity Brands, Inc.	8,413	$1,324,795
EnerSys	10,456	608,225
Hubbell, Inc.	13,805	3,078,515
nVent Electric PLC	42,816	1,353,414

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment (continued)
Regal Rexnord Corp.	17,096	$ 2,399,595
Sunrun, Inc.(1)	54,905	1,514,829
Vicor Corp.(1)	5,734	339,109
		$ 10,618,482
Electronic Equipment, Instruments & Components — 2.9%
Arrow Electronics, Inc.(1)	16,503	$ 1,521,412
Avnet, Inc.	24,346	879,377
Belden, Inc.	11,193	671,804
Cognex Corp.	44,593	1,848,380
Coherent, Corp (1)	33,337	1,161,794
IPG Photonics Corp.(1)	8,522	718,831
Jabil, Inc.	35,375	2,041,491
Littelfuse, Inc.	6,366	1,264,861
National Instruments Corp.	34,277	1,293,614
Novanta, Inc.(1)	9,166	1,060,048
TD SYNNEX Corp.	10,799	876,771
Vishay Intertechnology, Inc.	33,607	597,868
Vontier Corp.	40,619	678,743
		$14,614,994
Energy Equipment & Services — 0.5%
ChampionX Corp.	52,189	$1,021,339
NOV, Inc.	101,018	1,634,471
		$2,655,810
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	11,301	$792,991
		$792,991
Equity Real Estate Investment Trusts (REITs) — 7.4%
Apartment Income REIT Corp.	39,653	$1,531,399
Brixmor Property Group, Inc.	77,067	1,423,427
Corporate Office Properties Trust	29,375	682,381
Cousins Properties, Inc.	38,874	907,708
Douglas Emmett, Inc.	45,207	810,562
EastGroup Properties, Inc.	11,204	1,617,185
EPR Properties	19,292	691,811
First Industrial Realty Trust, Inc.	33,965	1,521,972
Healthcare Realty Trust, Inc.	97,867	2,040,527
Highwoods Properties, Inc.	27,478	740,807
Independence Realty Trust, Inc.	57,724	965,723
JBG SMITH Properties	25,594	475,537
Kilroy Realty Corp.	27,050	1,139,075
Kite Realty Group Trust	56,350	970,347
Lamar Advertising Co., Class A	22,404	1,848,106
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.	21,702	$ 2,403,714
Macerich Co. (The)	56,424	448,007
Medical Properties Trust, Inc.	154,047	1,826,997
National Retail Properties, Inc.	45,548	1,815,543
National Storage Affiliates Trust	21,988	914,261
Omega Healthcare Investors, Inc.	60,207	1,775,504
Park Hotels & Resorts, Inc.	57,824	651,098
Pebblebrook Hotel Trust	33,806	490,525
Physicians Realty Trust	58,872	885,435
PotlatchDeltic Corp.	20,728	850,677
Rayonier, Inc.	37,656	1,128,550
Rexford Industrial Realty, Inc.	43,994	2,287,688
Sabra Health Care REIT, Inc.	59,399	779,315
SL Green Realty Corp.(2)	16,756	672,921
Spirit Realty Capital, Inc.	35,096	1,269,071
STORE Capital Corp.	68,338	2,141,030
		$37,706,903
Food & Staples Retailing — 1.5%
BJ's Wholesale Club Holdings, Inc.(1)	34,765	$2,531,240
Casey's General Stores, Inc.	9,580	1,940,142
Grocery Outlet Holding Corp.(1)	22,915	762,840
Performance Food Group Co.(1)	39,862	1,712,073
Sprouts Farmers Market, Inc.(1)	27,635	766,871
		$7,713,166
Food Products — 1.5%
Darling Ingredients, Inc.(1)	41,243	$2,728,224
Flowers Foods, Inc.	49,624	1,225,217
Ingredion, Inc.	16,850	1,356,762
Lancaster Colony Corp.	5,186	779,352
Pilgrim's Pride Corp.(1)	11,680	268,874
Post Holdings, Inc.(1)	13,985	1,145,511
		$7,503,940
Gas Utilities — 1.4%
National Fuel Gas Co.	23,525	$1,447,964
New Jersey Resources Corp.	24,747	957,709
ONE Gas, Inc.	13,923	980,040
Southwest Gas Holdings, Inc.	15,854	1,105,816
Spire, Inc.	13,620	848,935
UGI Corp.	53,847	1,740,873
		$7,081,337
Health Care Equipment & Supplies — 3.7%
Enovis Corp.(1)	12,536	$577,533

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Envista Holdings Corp.(1)	42,020	$ 1,378,676
Globus Medical, Inc., Class A(1)	19,812	1,180,201
Haemonetics Corp.(1)	13,197	976,974
ICU Medical, Inc.(1)	5,163	777,548
Inari Medical, Inc.(1)	12,357	897,612
Integra LifeSciences Holdings Corp.(1)	18,683	791,412
LivaNova PLC(1)	13,771	699,154
Masimo Corp.(1)	12,429	1,754,478
Neogen Corp.(1)	56,470	788,886
NuVasive, Inc.(1)	13,686	599,584
Omnicell, Inc.(1)	11,549	1,005,109
Penumbra, Inc.(1)	9,744	1,847,462
QuidelOrtho Corp.(1)	13,947	996,931
Shockwave Medical, Inc.(1)	9,239	2,569,089
STAAR Surgical Co.(1)	12,354	871,575
Tandem Diabetes Care, Inc.(1)	16,714	799,765
		$18,511,989
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(1)	23,362	$1,826,441
Amedisys, Inc.(1)	8,343	807,519
Chemed Corp.	3,833	1,673,334
Encompass Health Corp.	25,660	1,160,602
HealthEquity, Inc.(1)	21,697	1,457,387
LHC Group, Inc.(1)	7,980	1,306,007
Option Care Health, Inc.(1)	39,754	1,251,058
Patterson Cos., Inc.	22,840	548,617
Progyny, Inc.(1)	19,181	710,848
R1 RCM, Inc.(1)	35,458	657,037
Tenet Healthcare Corp.(1)	27,746	1,431,139
		$12,829,989
Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	20,904	$996,076
Choice Hotels International, Inc.	7,459	816,910
Churchill Downs, Inc.	8,532	1,571,168
Cracker Barrel Old Country Store, Inc.	5,861	542,611
Marriott Vacations Worldwide Corp.	10,103	1,231,151
Papa John's International, Inc.	8,325	582,833
Penn Entertainment, Inc.(1)	40,778	1,121,803
Scientific Games Corp., Class A(1)	24,259	1,040,226
Texas Roadhouse, Inc.	17,193	1,500,261
Travel + Leisure Co.	21,558	735,559
Wendy's Co. (The)	43,782	818,286
Wingstop, Inc.	7,693	964,856
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	23,229	$ 1,425,099
		$ 13,346,839
Household Durables — 1.3%
Helen of Troy, Ltd.(1)	6,230	$ 600,821
KB Home	21,727	563,164
Leggett & Platt, Inc.	34,106	1,133,001
Taylor Morrison Home Corp.(1)	29,230	681,644
Tempur Sealy International, Inc.	44,284	1,069,016
Toll Brothers, Inc.	27,499	1,154,958
TopBuild Corp.(1)	8,327	1,372,123
		$6,574,727
Household Products — 0.1%
Energizer Holdings, Inc.	17,510	$440,201
		$440,201
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	11,508	$991,990
		$991,990
Insurance — 4.3%
Alleghany Corp.(1)	3,460	$2,904,220
American Financial Group, Inc.	17,959	2,207,700
Brighthouse Financial, Inc.(1)	18,469	801,924
CNO Financial Group, Inc.	29,420	528,677
First American Financial Corp.	26,788	1,234,927
Hanover Insurance Group, Inc. (The)	9,164	1,174,275
Kemper Corp.	16,421	677,530
Kinsale Capital Group, Inc.	5,537	1,414,261
Old Republic International Corp.	73,889	1,546,497
Primerica, Inc.	9,632	1,189,070
Reinsurance Group of America, Inc.	17,232	2,167,958
RenaissanceRe Holdings, Ltd.	11,240	1,577,984
RLI Corp.	10,384	1,063,114
Selective Insurance Group, Inc.	15,515	1,262,921
Unum Group	48,349	1,875,941
		$21,626,999
Interactive Media & Services — 0.3%
TripAdvisor, Inc.(1)	26,791	$591,545
Ziff Davis, Inc.(1)	12,136	831,073
		$1,422,618
IT Services — 2.0%
Bread Financial Holdings, Inc.	13,180	$414,511

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Concentrix Corp.	10,975	$ 1,225,139
Euronet Worldwide, Inc.(1)	12,113	917,681
ExlService Holdings, Inc.(1)	8,500	1,252,560
Genpact, Ltd.	43,412	1,900,143
Kyndryl Holdings, Inc.(1)	52,486	434,059
MAXIMUS, Inc.	15,572	901,152
Sabre Corp.(1)(2)	85,547	440,567
Western Union Co. (The)	99,206	1,339,281
WEX, Inc.(1)	11,360	1,442,039
		$10,267,132
Leisure Products — 1.1%
Brunswick Corp.	19,126	$1,251,797
Mattel, Inc.(1)	90,847	1,720,642
Polaris, Inc.	14,397	1,377,073
Topgolf Callaway Brands Corp.(1)	35,638	686,388
YETI Holdings, Inc.(1)	22,515	642,128
		$5,678,028
Life Sciences Tools & Services — 1.4%
Azenta, Inc.	19,594	$839,799
Bruker Corp.	26,131	1,386,511
Medpace Holdings, Inc.(1)	6,457	1,014,847
Repligen Corp.(1)	13,272	2,483,324
Sotera Health Co.(1)	26,398	180,034
Syneos Health, Inc.(1)	26,400	1,244,760
		$7,149,275
Machinery — 4.2%
AGCO Corp.	15,973	$1,536,123
Chart Industries, Inc.(1)(2)	9,223	1,700,260
Crane Holdings Co.	12,263	1,073,503
Donaldson Co., Inc.	31,776	1,557,342
Esab Corp.	12,001	400,353
Flowserve Corp.	33,611	816,747
Graco, Inc.	43,492	2,607,345
ITT, Inc.	21,268	1,389,651
Kennametal, Inc.	20,918	430,492
Lincoln Electric Holdings, Inc.	14,895	1,872,599
Middleby Corp. (The)(1)	13,858	1,776,180
Oshkosh Corp.	16,812	1,181,716
Terex Corp.	17,436	518,547
Timken Co. (The)	17,189	1,014,839
Toro Co. (The)	26,893	2,325,707
Watts Water Technologies, Inc., Class A	7,022	882,876
		$21,084,280
Security	Shares	Value
Marine — 0.2%
Kirby Corp.(1)	15,405	$ 936,162
		$ 936,162
Media — 0.8%
Cable One, Inc.	1,255	$ 1,070,578
John Wiley & Sons, Inc., Class A	11,053	415,151
New York Times Co. (The), Class A	42,554	1,223,427
TEGNA, Inc.	57,378	1,186,577
		$ 3,895,733
Metals & Mining — 2.8%
Alcoa Corp.	46,272	$1,557,516
Cleveland-Cliffs, Inc.(1)	133,035	1,791,981
Commercial Metals Co.	30,987	1,099,419
MP Materials Corp.(1)	23,741	648,129
Reliance Steel & Aluminum Co.	15,506	2,704,402
Royal Gold, Inc.	16,881	1,583,775
Steel Dynamics, Inc.	44,615	3,165,434
United States Steel Corp.	61,008	1,105,465
Worthington Industries, Inc.	7,769	296,310
		$13,952,431
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	110,862	$1,902,383
		$1,902,383
Multiline Retail — 0.6%
Kohl's Corp.	33,037	$830,881
Macy's, Inc.	69,368	1,086,997
Nordstrom, Inc.(2)	29,424	492,263
Ollie's Bargain Outlet Holdings, Inc.(1)	14,947	771,265
		$3,181,406
Multi-Utilities — 0.4%
Black Hills Corp.	16,757	$1,134,952
NorthWestern Corp.	14,440	711,603
		$1,846,555
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	86,003	$789,507
CNX Resources Corp.(1)	48,722	756,653
DT Midstream, Inc.	24,877	1,290,867
Equitrans Midstream Corp.	111,300	832,524
HF Sinclair Corp.	37,364	2,011,678
Matador Resources Co.	29,015	1,419,414
Murphy Oil Corp.	37,580	1,321,689

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.	24,937	$ 1,441,109
Range Resources Corp.	63,724	1,609,668
Southwestern Energy Co.(1)	286,570	1,753,808
Targa Resources Corp.	58,264	3,515,650
		$ 16,742,567
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	18,998	$ 972,508
		$ 972,508
Personal Products — 0.3%
BellRing Brands, Inc.(1)	34,833	$717,908
Coty, Inc., Class A(1)	91,866	580,593
Nu Skin Enterprises, Inc., Class A	13,120	437,815
		$1,736,316
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(1)	16,120	$2,148,635
Perrigo Co. PLC	34,620	1,234,549
		$3,383,184
Professional Services — 1.7%
ASGN, Inc.(1)	12,910	$1,166,677
CACI International, Inc., Class A(1)	6,022	1,572,103
FTI Consulting, Inc.(1)	8,883	1,472,002
Insperity, Inc.	9,310	950,458
KBR, Inc.	35,758	1,545,461
ManpowerGroup, Inc.	13,307	860,830
Science Applications International Corp.	14,320	1,266,317
		$8,833,848
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(1)	12,323	$1,861,636
		$1,861,636
Road & Rail — 1.7%
Avis Budget Group, Inc.(1)	7,417	$1,101,128
Knight-Swift Transportation Holdings, Inc.	41,319	2,021,738
Landstar System, Inc.	9,368	1,352,458
Ryder System, Inc.	13,363	1,008,773
Saia, Inc.(1)	6,792	1,290,480
Werner Enterprises, Inc.	15,168	570,317
XPO Logistics, Inc.(1)	29,585	1,317,124
		$8,662,018
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.4%
Amkor Technology, Inc.	26,537	$ 452,456
Cirrus Logic, Inc.(1)	14,386	989,757
First Solar, Inc.(1)	25,494	3,372,091
Lattice Semiconductor Corp.(1)	35,314	1,737,802
MACOM Technology Solutions Holdings, Inc.(1)	13,000	673,270
MKS Instruments, Inc.	14,706	1,215,304
Power Integrations, Inc.	14,705	945,826
Semtech Corp.(1)	16,585	487,765
Silicon Laboratories, Inc.(1)	8,801	1,086,395
SiTime Corp.(1)	4,073	320,667
SunPower Corp.(1)(2)	22,000	506,880
Synaptics, Inc.(1)	10,189	1,008,813
Universal Display Corp.	11,174	1,054,267
Wolfspeed, Inc.(1)(2)	31,796	3,286,434
		$17,137,727
Software — 3.2%
ACI Worldwide, Inc.(1)	29,995	$626,896
Aspen Technology, Inc.(1)	7,442	1,772,684
Blackbaud, Inc.(1)	11,456	504,751
Commvault Systems, Inc.(1)	11,523	611,180
Dynatrace, Inc.(1)	51,727	1,800,617
Envestnet, Inc.(1)	14,441	641,180
Fair Isaac Corp.(1)	6,494	2,675,593
Manhattan Associates, Inc.(1)	16,130	2,145,774
NCR Corp.(1)	35,695	678,562
Paylocity Holding Corp.(1)	10,520	2,541,422
Qualys, Inc.(1)	8,978	1,251,444
Teradata Corp.(1)	26,437	821,133
		$16,071,236
Specialty Retail — 2.8%
AutoNation, Inc.(1)	9,934	$1,011,977
Dick's Sporting Goods, Inc.(2)	14,635	1,531,406
Five Below, Inc.(1)	14,271	1,964,689
Foot Locker, Inc.	20,660	643,146
GameStop Corp., Class A(1)	64,632	1,624,202
Gap, Inc. (The)(2)	55,078	452,190
Lithia Motors, Inc., Class A	7,079	1,518,799
Murphy USA, Inc.	5,525	1,518,878
RH(1)	5,141	1,265,046
Victoria's Secret & Co.(1)	21,366	622,178
Williams-Sonoma, Inc.	17,684	2,084,059
		$14,236,570

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	28,806	$ 376,782
		$ 376,782
Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings, Ltd.(1)	35,498	$ 1,364,543
Carter's, Inc.	10,029	657,200
Columbia Sportswear Co.	9,102	612,565
Crocs, Inc.(1)	15,855	1,088,604
Deckers Outdoor Corp.(1)	6,823	2,132,938
Hanesbrands, Inc.(2)	91,139	634,327
PVH Corp.	17,221	771,501
Skechers USA, Inc., Class A(1)	34,688	1,100,303
Under Armour, Inc., Class A(1)	48,590	323,124
Under Armour, Inc., Class C(1)	51,333	305,945
		$8,991,050
Thrifts & Mortgage Finance — 0.6%
Essent Group, Ltd.	27,697	$965,795
MGIC Investment Corp.	78,037	1,000,434
New York Community Bancorp, Inc.(2)	119,881	1,022,585
		$2,988,814
Trading Companies & Distributors — 0.9%
GATX Corp.	9,078	$772,992
MSC Industrial Direct Co., Inc., Class A	12,172	886,243
Univar Solutions, Inc.(1)	42,895	975,432
Watsco, Inc.(2)	8,540	2,198,709
		$4,833,376
Water Utilities — 0.5%
Essential Utilities, Inc.	61,331	$2,537,877
		$2,537,877
Total Common Stocks (identified cost $411,716,375)		$485,738,391

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
SPDR S&P MidCap 400 ETF Trust(2)	11,000	$ 4,418,260
Total Exchange-Traded Funds (identified cost $4,463,289)		$ 4,418,260

Short-Term Investments — 3.4%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	12,652,332	$ 12,652,332
Total Affiliated Fund (identified cost $12,652,332)		$ 12,652,332
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(4)	2,460,661	$ 2,460,661
Total Securities Lending Collateral (identified cost $2,460,661)		$ 2,460,661
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(5)	$2,000	$ 1,978,362
Total U.S. Treasury Obligations (identified cost $1,995,171)		$ 1,978,362
Total Short-Term Investments (identified cost $17,108,164)		$ 17,091,355
Total Investments — 100.2% (identified cost $433,287,828)		$507,248,006
Other Assets, Less Liabilities — (0.2)%		$ (932,972)
Net Assets — 100.0%		$506,315,034

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $14,509,407 and the total market value of the collateral received by the Fund was $15,026,165, comprised of cash of $2,460,661 and U.S. government and/or agencies securities of $12,565,504.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P MidCap 400 Index	70	Long	12/16/22	$15,457,400	$(1,486,950)
					$(1,486,950)
During the fiscal year to date ended September 30, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Funds
At September 30, 2022, the value of the Fund’s investment in affiliated funds was $12,652,332, which represents 2.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$17,905,958	$18,680,433	$(36,586,972)	$616	$(35)	$ —	$ 3,011	—
Liquidity Fund	—	59,214,237	(46,561,905)	—	—	12,652,332	83,572	12,652,332
Total				$616	$(35)	$12,652,332	$86,583
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$485,738,391(1)	$ —	$ —	$485,738,391
Exchange-Traded Funds	4,418,260	—	—	4,418,260
Short-Term Investments:
Affiliated Fund	12,652,332	—	—	12,652,332
Securities Lending Collateral	2,460,661	—	—	2,460,661
U.S. Treasury Obligations	—	1,978,362	—	1,978,362
Total Investments	$505,269,644	$1,978,362	$ —	$507,248,006

Calvert
VP S&P MidCap 400 Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(1,486,950)	$ —	$ —	$(1,486,950)
Total	$(1,486,950)	$ —	$ —	$(1,486,950)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.